Average Annual Total Returns - First Trust Total US Market AlphaDEX ETF	First Trust Total US Market AlphaDEX ETF 1 Year	First Trust Total US Market AlphaDEX ETF 5 Years	First Trust Total US Market AlphaDEX ETF 10 Years	First Trust Total US Market AlphaDEX ETF Since Inception	First Trust Total US Market AlphaDEX ETF Inception Date	First Trust Total US Market AlphaDEX ETF After tax on distributions 1 Year	First Trust Total US Market AlphaDEX ETF After tax on distributions 5 Years	First Trust Total US Market AlphaDEX ETF After tax on distributions 10 Years	First Trust Total US Market AlphaDEX ETF After tax on distributions Since Inception	First Trust Total US Market AlphaDEX ETF After tax on distributions and sale of fund shares 1 Year	First Trust Total US Market AlphaDEX ETF After tax on distributions and sale of fund shares 5 Years	First Trust Total US Market AlphaDEX ETF After tax on distributions and sale of fund shares 10 Years	First Trust Total US Market AlphaDEX ETF After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Total US Market Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Total US Market Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Total US Market Index (reflects no deduction for fees, expenses or taxes) 10 Years		NASDAQ AlphaDEX® Total US Market Index (reflects no deduction for fees, expenses or taxes) Since Inception		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.65%	12.05%	8.45%	6.47%	Dec. 05, 2006	13.06%	11.53%	7.94%	5.97%	8.00%	9.34%	6.60%	5.01%	14.57%	[1]	12.90%	[1]	none	[1]	none	[1]	20.89%	15.43%	13.79%	9.54%

[1]	On January 9, 2015, the Fund’s underlying index changed from the Value Line® Equity Allocation Index to the NASDAQ AlphaDEX® Total US Market Index. Therefore, the Fund’s performance and total returns shown for the periods prior to January 9, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of September 8, 2014, it was not in existence for all of the periods disclosed.